Debt and Credit Agreements (All Registrants)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt and Credit Agreements (All Registrants)	Debt and Credit Agreements (All Registrants)
Short-Term Borrowings
Exelon Corporate, ComEd, and BGE meet their short-term liquidity requirements primarily through the issuance of commercial paper. PECO meets its short-term liquidity requirements primarily through the issuance of commercial paper and borrowings from the Exelon intercompany money pool. Pepco, DPL, and ACE meet their short-term liquidity requirements primarily through the issuance of commercial paper and borrowings from the PHI intercompany money pool. PHI Corporate meets its short-term liquidity requirements primarily through the issuance of short-term notes and borrowings from the Exelon intercompany money pool. The Registrants may use their respective credit facilities for general corporate purposes, including meeting short-term funding requirements and the issuance of letters of credit.
Commercial Paper
The following table reflects the Registrants' commercial paper programs supported by the revolving credit agreements and bilateral credit agreements as of December 31, 2021 and 2020:

	Maximum Program Size at December 31,		Outstanding Commercial Paper at December 31,		Average Interest Rate on Commercial Paper Borrowings at December 31,
Commercial Paper Issuer	2021(a)(b)	2020(a)(b)	2021	2020	2021	2020
Exelon(c)	$3,700	$3,700	$599	$691	0.35%	0.24%
ComEd	1,000	1,000	—	323	—%	0.23%
PECO	600	600	—	—	—%	—%
BGE	600	600	130	—	0.37%	—%
PHI(d)	900	900	469	368	0.35%	0.24%
Pepco	300	300	175	35	0.33%	0.22%
DPL	300	300	149	146	0.36%	0.24%
ACE	300	300	145	187	0.35%	0.25%
__________
(a)As of December 31, 2021, excludes $98 million of credit facility agreements arranged at minority and community banks, including $33 million, $33 million, $8 million, $8 million, $8 million, and $8 million, at ComEd, PECO, BGE, Pepco, DPL, and ACE, respectively. These facilities expire on October 7, 2022. These facilities are solely utilized to issue letters of credit. As of December 31, 2020, excludes $97 million of credit facility agreements arranged primarily at minority and community banks, including $32 million, $33 million, $8 million, $8 million, $8 million, and $8 million, at ComEd, PECO, BGE, Pepco, DPL, and ACE, respectively.
(b)Pepco, DPL, and ACE's revolving credit facility has the ability to flex to $500 million, $500 million, and $350 million, respectively. The borrowing capacity may be increased or decreased during the term of the facility, except that (i) the sum of the borrowing capacity must equal the total amount of the facility, and (ii) the aggregate amount of credit used at any given time by each of Pepco, DPL, or ACE may not exceed $900 million or the maximum amount of short-term debt the company is permitted to have outstanding by its regulatory authorities. The total number of the borrowing reallocations may not exceed eight per year during the term of the facility.
(c)Includes revolving credit agreement at Exelon Corporate with a maximum program size of $600 million as of December 31, 2021 and 2020. Exelon Corporate had no outstanding commercial paper as of December 31, 2021 and 2020.
(d)Represents the consolidated amounts of Pepco, DPL, and ACE.
In order to maintain their respective commercial paper programs in the amounts indicated above, each Registrant must have credit facilities in place, at least equal to the amount of its commercial paper program. A registrant does not issue commercial paper in an aggregate amount exceeding the then available capacity under its credit facility.
As of December 31, 2021, the Registrants had the following aggregate bank commitments, credit facility borrowings, and available capacity under their respective credit facilities:

					Available Capacity as of December 31, 2021
Borrower(a)	Facility Type	Aggregate Bank Commitment(b)	Facility Draws	Outstanding Letters of Credit	Actual	To Support Additional Commercial Paper(c)
Exelon(c)	Syndicated Revolver	$3,700	$—	$8	$3,692	$3,093
ComEd	Syndicated Revolver	1,000	—	2	998	998
PECO	Syndicated Revolver	600	—	—	600	600
BGE	Syndicated Revolver	600	—	—	600	470
PHI(d)	Syndicated Revolver	900	—	—	900	431
Pepco	Syndicated Revolver	300	—	—	300	125
DPL	Syndicated Revolver	300	—	—	300	151
ACE	Syndicated Revolver	300	—	—	300	155
__________
(a)On February 1, 2022, Exelon Corporate and the Utility Registrants' respective syndicated revolving credit facilities were replaced with a new 5-year revolving credit facility.
(b)As of December 31, 2021, excludes $98 million of credit facility agreements arranged at minority and community banks, including $33 million, $33 million, $8 million, $8 million, $8 million, and $8 million, at ComEd, PECO, BGE, Pepco, DPL, and ACE, respectively. These facilities expire on October 7, 2022. These facilities are solely utilized to issue letters of credit. As of December 31, 2021, letters of credit issued under these facilities totaled $5 million, $1 million, and $2 million for ComEd, PECO, and BGE, respectively.
(c)Includes $600 million aggregate bank commitment related to Exelon Corporate. Exelon Corporate had $6 million outstanding letters of credit as of December 31, 2021. Exelon Corporate had $594 million in available capacity to support additional commercial paper as of December 31, 2021.
(d)Represents the consolidated amounts of Pepco, DPL, and ACE.
Revolving Credit Agreements
On February 1, 2022, Exelon Corporate and the Utility Registrants each entered into a new 5-year revolving credit facility that replaced its existing syndicated revolving credit facility. The following table reflects the credit agreements:

Borrower	Aggregate Bank Commitment	Interest Rate
Exelon Corporate	$900	SOFR plus 1.275%
ComEd	1,000	SOFR plus 1.000%
PECO	600	SOFR plus 0.900%
BGE	600	SOFR plus 0.900%
Pepco	300	SOFR plus 1.075%
DPL	300	SOFR plus 1.000%
ACE	300	SOFR plus 1.075%
Borrowings under Exelon’s, ComEd’s, PECO’s, BGE's, Pepco's, DPL's, and ACE's revolving credit agreements bear interest at a rate based upon either the prime rate or a LIBOR-based rate, plus an adder based upon the particular Registrant’s credit rating. The adders for the prime based borrowings and LIBOR-based borrowings are presented in the following table:

	Exelon(a)	ComEd	PECO	BGE	Pepco	DPL	ACE
Prime based borrowings	0 - 27.5	—	—	—	7.5	—	7.5
LIBOR-based borrowings	90.0 - 127.5	100.0	90.0	90.0	107.5	100.0	107.5
__________
(a)Includes interest rate adders at Exelon Corporate of 27.5 basis points and 127.5 basis points for prime and LIBOR-based borrowings, respectively.
If any registrant loses its investment grade rating, the maximum adders for prime rate borrowings and LIBOR-based rate borrowings would be 65 basis points and 165 basis points, respectively. The credit agreements also require the borrower to pay a facility fee based upon the aggregate commitments. The fee varies depending upon the respective credit ratings of the borrower.
Short-Term Loan Agreements
On March 23, 2017, Exelon Corporate entered into a term loan agreement for $500 million. The loan agreement was renewed on March 17, 2021 and will expire on March 16, 2022. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to LIBOR plus 0.65% and all indebtedness thereunder is unsecured. The loan agreement is reflected in Short-term borrowings in Exelon's Consolidated Balance Sheet.
On March 24, 2021, Exelon Corporate entered into a 9-month term loan agreement for $200 million. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to LIBOR plus 0.65% and all indebtedness thereunder is unsecured. Exelon Corporate repaid the term loan on December 22, 2021.
On March 31, 2021, Exelon Corporate entered into a 9-month and 364-day term loan agreement for $150 million each with variable interest rates of LIBOR plus 0.65% and expiration dates of December 31, 2021 and March 30, 2022, respectively. The 364-day loan agreement is reflected in Short-term borrowings in Exelon's Consolidated Balance Sheet. Exelon Corporate repaid the 9-month term loan on December 29, 2021.
In connection with the separation, on January 24, 2022, Exelon Corporate entered into a 364-day term loan agreement for $1.15 billion. The loan agreement will expire on January 23, 2023. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to SOFR plus 0.75% and all indebtedness thereunder is unsecured.
On January 25, 2021, ComEd entered into two 90-day term loan agreements of $125 million each with variable interest rates of LIBOR plus 0.50% and LIBOR plus 0.75%, respectively. ComEd repaid the term loans on March 9, 2021.
Variable Rate Demand Bonds
DPL has outstanding obligations in respect of Variable Rate Demand Bonds (VRDB). VRDBs are subject to repayment on the demand of the holders and, for this reason, are accounted for as short-term debt in accordance with GAAP. However, these bonds may be converted to a fixed-rate, fixed-term option to establish a maturity which corresponds to the date of final maturity of the bonds. On this basis, PHI views VRDBs as a source of long-term financing. As of both December 31, 2021 and December 31, 2020, $79 million in variable rate demand bonds issued by DPL were outstanding and are included in the Long-term debt due within one year in Exelon's, PHI's, and DPL's Consolidated Balance Sheet.
Long-Term Debt
The following tables present the outstanding long-term debt at the Registrants as of December 31, 2021 and 2020:
Exelon

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)(b)(c)	0.14%	-	7.90%	2022 - 2051	$20,751	$18,915
Senior unsecured notes	3.40%	-	7.60%	2025 - 2050	6,324	6,624
Unsecured notes	2.25%	-	6.35%	2022 - 2050	4,000	3,700
Notes payable and other	1.64%	-	7.49%	2022 - 2053	86	59
Junior subordinated notes			3.50%	2022	1,150	1,150
Long-term software licensing agreement	3.62%	-	3.95%	2024 - 2025	9	30
Unsecured tax-exempt bonds	0.12%	-	1.70%	2022 - 2024	143	143
Medium-terms notes (unsecured)			7.72%	2027	10	10
Transition bonds			5.55%	2021	—	21
Loan agreement(d)			2.00%	2023	50	50
Total long-term debt					32,523	30,702
Unamortized debt discount and premium, net					(70)	(72)
Unamortized debt issuance costs					(220)	(202)
Fair value adjustment					669	721
Long-term debt due within one year					(2,153)	(1,622)
Long-term debt					$30,749	$29,527
Long-term debt to financing trusts(e)
Subordinated debentures to ComEd Financing III			6.35%	2033	$206	$206
Subordinated debentures to PECO Trust III	5.25%	-	7.38%	2028	81	81
Subordinated debentures to PECO Trust IV			5.75%	2033	103	103
Total long-term debt to financing trusts					$390	$390
__________
(a)Substantially all of ComEd’s assets other than expressly excepted property and substantially all of PECO’s, Pepco's, DPL's, and ACE's assets are subject to the liens of their respective mortgage indentures.
(b)On November 16, 2021, DPL entered into a purchase agreement of First Mortgage Bonds of $125 million at 3.06% due on February 15, 2052. The closing date of the issuance occurred on February 15, 2022.
(c)On November 16, 2021, ACE entered into a purchase agreement of First Mortgage Bonds of $25 million and $150 million at 2.27% and 3.06% due on February 15, 2032 and February 15, 2052, respectively. The closing date of the issuance occurred on February 15, 2022.
(d)In connection with the separation, Exelon Corporate entered into three 18-month term loan agreements. On January 21, 2022, two of the loan agreements were issued for $300 million each with an expiration date of July 21, 2023. On January 24, 2022, the third loan agreement was issued for $250 million with an expiration date of July 24, 2023. Pursuant to the loan agreement, loans made thereunder bear interest at a variable rate equal to SOFR plus 0.65%.
(e)Amounts owed to these financing trusts are recorded as Long-term debt to financing trusts within Exelon’s Consolidated Balance Sheet.
ComEd

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)	2.20%	-	6.45%	2024 - 2051	$9,879	$9,079
Other			7.49%	2053	8	8
Total long-term debt					9,887	9,087
Unamortized debt discount and premium, net					(27)	(28)
Unamortized debt issuance costs					(87)	(76)
Long-term debt due within one year					—	(350)
Long-term debt					$9,773	$8,633
Long-term debt to financing trust(b)
Subordinated debentures to ComEd Financing III			6.35%	2033	$206	$206
Total long-term debt to financing trusts					206	206
Unamortized debt issuance costs					(1)	(1)
Long-term debt to financing trusts					$205	$205
__________
(a)Substantially all of ComEd’s assets, other than expressly excepted property, are subject to the lien of its mortgage indenture.
(b)Amount owed to this financing trust is recorded as Long-term debt to financing trust within ComEd’s Consolidated Balance Sheet.

PECO

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)	2.38%	-	5.95%	2022 - 2051	$4,200	$3,750
Loan agreement			2.00%	2023	50	50
Total long-term debt					4,250	3,800
Unamortized debt discount and premium, net					(20)	(20)
Unamortized debt issuance costs					(33)	(27)
Long-term debt due within one year					(350)	(300)
Long-term debt					$3,847	$3,453
Long-term debt to financing trusts(b)
Subordinated debentures to PECO Trust III	5.25%	-	7.38%	2028	$81	$81
Subordinated debentures to PECO Trust IV			5.75%	2033	103	103
Long-term debt to financing trusts					$184	$184
__________
(a)Substantially all of PECO’s assets are subject to the lien of its mortgage indenture.
(b)Amounts owed to this financing trust are recorded as Long-term debt to financing trusts within PECO’s Consolidated Balance Sheet.
BGE

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
Unsecured notes	2.25%	-	6.35%	2022 - 2050	$4,000	$3,700
Total long-term debt					4,000	3,700
Unamortized debt discount and premium, net					(12)	(12)
Unamortized debt issuance costs					(27)	(24)
Long-term debt due within one year					(250)	(300)
Long-term debt					$3,711	$3,364
PHI

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)	0.14%	-	7.90%	2022 - 2051	$6,672	$6,086
Senior unsecured notes			7.45%	2032	185	185
Unsecured tax-exempt bonds	0.12%	-	1.70%	2022 - 2024	143	143
Medium-terms notes (unsecured)			7.72%	2027	10	10
Transition bonds			5.55%	2021	—	21
Finance leases			3.54%	2022 - 2029	74	50
Other(b)	7.28%	-	7.49%	2022	—	1
Total long-term debt					7,084	6,496
Unamortized debt discount and premium, net					4	4
Unamortized debt issuance costs					(36)	(28)
Fair value adjustment					495	534
Long-term debt due within one year					(399)	(347)
Long-term debt					$7,148	$6,659
_________
(a)Substantially all of Pepco's, DPL's, and ACE's assets are subject to the liens of their respective mortgage indentures.
(b)The amount in the Other category was less than 1 million as of December 31, 2021.

Pepco

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)	2.32%	-	7.90%	2022 - 2051	$3,350	$3,075
Unsecured tax-exempt bonds			1.70%	2022	110	110
Finance leases			3.54%	2025 - 2029	26	17
Other(b)	7.28%	-	7.49%	2022	—	1
Total long-term debt					3,486	3,203
Unamortized debt discount and premium, net					2	2
Unamortized debt issuance costs					(43)	(40)
Long-term debt due within one year					(313)	(3)
Long-term debt					$3,132	$3,162
________
(a)Substantially all of Pepco's assets are subject to the lien of its mortgage indenture.
(b)The amount in the Other category was less than 1 million as of December 31, 2021.
DPL

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)(b)	0.14%	-	4.27%	2023 - 2051	$1,749	$1,624
Unsecured tax-exempt bonds	0.12%	-	0.13%	2024	33	33
Medium-terms notes (unsecured)			7.72%	2027	10	10
Finance leases			3.54%	2025 - 2029	29	20
Total long-term debt					1,821	1,687
Unamortized debt discount and premium, net					—	1
Unamortized debt issuance costs					(11)	(11)
Long-term debt due within one year					(83)	(82)
Long-term debt					$1,727	$1,595
__________
(a)Substantially all of DPL's assets are subject to the lien of its mortgage indenture.
(b)On November 16, 2021, DPL entered into a purchase agreement of First Mortgage Bonds of $125 million at 3.06% due on February 15, 2052. The closing date of the issuance occurred on February 15, 2022.

ACE

				Maturity Date	December 31,
	Rates				2021	2020
Long-term debt
First mortgage bonds(a)(b)	2.25%	-	5.80%	2024 - 2050	$1,573	$1,387
Transition bonds			5.55%	2021	—	21
Finance leases			3.54%	2022 - 2029	19	13
Total long-term debt					1,592	1,421
Unamortized debt discount and premium, net					(1)	(1)
Unamortized debt issuance costs					(9)	(7)
Long-term debt due within one year					(3)	(261)
Long-term debt					$1,579	$1,152
__________
(a)Substantially all of ACE's assets are subject to the lien of its mortgage indenture.
(b)On November 16, 2021, ACE entered into a purchase agreement of First Mortgage Bonds of $25 million and $150 million at 2.27% and 3.06% due on February 15, 2032 and February 15, 2052, respectively. The closing date of the issuance occurred on February 15, 2022.

Long-term debt maturities at the Registrants in the periods 2022 through 2026 and thereafter are as follows:

Year	Exelon		ComEd		PECO		BGE	PHI	Pepco	DPL	ACE
2022	$2,153		$—		$350		$250	$399	$313	$83	$3
2023	864		—		50		300	512	4	505	3
2024	817		250		—		—	562	404	5	153
2025	1,322		—		350		—	162	4	5	153
2026	1,611		500		—		350	11	4	4	3
Thereafter	25,888	(a)	9,342	(b)	3,684	(c)	3,100	5,438	2,757	1,219	1,277
Total	$32,655		$10,092		$4,434		$4,000	$7,084	$3,486	$1,821	$1,592
__________
(a)Includes $390 million due to ComEd and PECO financing trusts.
(b)Includes $206 million due to ComEd financing trust.
(c)Includes $184 million due to PECO financing trusts.
Long-Term Debt to Affiliates
In connection with the debt obligations assumed by Exelon as part of the Constellation merger, Exelon and subsidiaries of Generation (former Constellation subsidiaries) entered into intercompany loan agreements that mirror the terms and amounts of the third-party debt obligations of Exelon, resulting in intercompany notes receivable at Exelon Corporate from Generation. As of December 31, 2021 and 2020, Exelon Corporate had $319 million and $324 million, respectively, recorded to intercompany notes receivable from Generation. In connection with the separation, on January 31, 2022, Exelon Corporate received cash from Generation of $258 million to settle the intercompany loan.
Debt Covenants
As of December 31, 2021, the Registrants are in compliance with debt covenants.